16. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Impaired other financing Receivable, Gross Amount	$ 49,073	$ 45,450
Impaired other financing Receivable, Allowance For Credit Losses	25,050	21,280
Impaired other financing Receivable, Total Carrying Amount	24,023	24,170
Direct financing and sales-type leases
Impaired other financing Receivable, Gross Amount	6,582	6,414
Impaired other financing Receivable, Allowance For Credit Losses	146	389
Impaired other financing Receivable, Total Carrying Amount	6,436	6,025
Financing receivables
Impaired other financing Receivable, Gross Amount	0	0
Impaired other financing Receivable, Allowance For Credit Losses	0	0
Impaired other financing Receivable, Total Carrying Amount	0	0
Accounts Receivable
Impaired other financing Receivable, Gross Amount	42,491	39,036
Impaired other financing Receivable, Allowance For Credit Losses	24,904	20,891
Impaired other financing Receivable, Total Carrying Amount	$ 17,587	$ 18,145